Basic and Diluted Net Income (Loss) Per Share - Schedule of Computation of Diluted Net Income Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013
Total common stock equivalents	74,989,168	52,168,728	15,290,486
Common Stock Warrants [Member]
Total common stock equivalents	41,871,124	28,405,782
Warrant [Member]
Total common stock equivalents
Stock Option [Member]
Total common stock equivalents	33,118,044	23,762,946	15,290,486